Jacob Internet Fund
Schedule of Investments (+)
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Auto Dealers & Gasoline Stations - 3.3%
Autohome, Inc. - ADR	42,600	$1,163,406
TrueCar, Inc.(a)	150,000	418,500
		1,581,906
Business Services - 9.5%
comScore, Inc.(a)	995,000	668,640
Digital Turbine, Inc.(a)	254,246	1,182,244
OptimizeRx Corp.(a)	249,275	2,370,605
Zhihu, Inc. - ADR(a)	375,000	274,875
		4,496,364
Calculating and Accounting Machines (No Electronic Computers) - 4.4%
Cantaloupe, Inc.(a)	295,200	2,087,064

Communications Equipment - 2.5%
Powerfleet, Inc.(a)(b)	517,918	1,201,570

Computer Communications Equipment - 4.3%
Lantronix, Inc.(a)	353,600	2,054,416

Computer Peripheral Equipment - 5.0%
Identiv, Inc.(a)	340,726	2,357,824

Computer Processing & Data Preparation - 10.3%
Alibaba Group Holding Ltd. - ADR(a)	3,700	277,056
Doximity, Inc. - Class A(a)	94,700	2,201,775
HUYA, Inc. - ADR(a)	280,000	949,200
JOYY, Inc. - ADR	8,950	343,770
Nextdoor Holdings, Inc.(a)	687,000	1,099,200
		4,871,001
Computer Programming Services - 4.6%
HashiCorp, Inc. - Class A(a)	63,500	1,360,170
Twilio, Inc. - Class A(a)	12,700	821,436
		2,181,606
Computer Programming, Data Processing, Etc. - 16.5%
Braze, Inc. - Class A(a)	16,700	917,498
Cloudflare, Inc. - Class A(a)	44,800	3,456,320
Confluent, Inc. - Class A(a)	53,300	1,131,026
MongoDB, Inc.(a)	5,527	2,297,795
		7,802,639
Finance Services - 6.5%
Block, Inc.(a)	37,800	2,397,654
SoFi Technologies, Inc.(a)(b)	95,400	695,466
		3,093,120
Miscellaneous Amusement & Recreation - 12.1%
DraftKings, Inc. - Class A(a)	91,500	3,498,960
Inspired Entertainment, Inc.(a)	285,943	2,247,512
		5,746,472

Patent Owners & Lessors - 3.2%
Immersion Corp.	230,911	1,496,303

Personal Services - 4.2%
Hello Group, Inc. - ADR	127,500	823,650
Rover Group, Inc.(a)	22,100	241,774
WM Technology, Inc.(a)	505,000	420,059
Yelp, Inc.(a)	11,700	511,407
		1,996,890
Real Estate - 8.6%
Leju Holdings Ltd. - ADR(a)	33,903	44,074
Porch Group, Inc.(a)	1,739,600	2,644,192
Zillow Group, Inc. - Class C(a)	34,375	1,407,313
		4,095,579
Semiconductors & Related Devices - 4.9%
Atomera, Inc.(a)(b)	116,600	803,374
Impinj, Inc.(a)	8,350	697,976
Transphorm, Inc.(a)(b)	269,630	835,853
		2,337,203
TOTAL COMMON STOCKS (Cost $49,363,507)		47,399,957

MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 5.29%(c)	204,854	204,854
TOTAL MONEY MARKET FUNDS (Cost $204,854)		204,854

COLLATERAL FOR SECURITIES ON LOAN - 5.5%	Shares	Value
First American Government Obligations Fund - Class X, 5.29%(c)	2,580,859	2,580,859
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $2,580,859)		2,580,859

TOTAL INVESTMENTS - 105.8% (Cost $52,149,220)		$50,185,670
Liabilities in Excess of Other Assets - (5.8)%		(2,730,155)
TOTAL NET ASSETS - 100.0%		$47,455,515

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $2,495,761 which represented 5.3% of net assets.
(c)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Jacob Internet Fund Summary of Fair Value Exposure (Unaudited)

Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Internet Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce an investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgement of the Adviser does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under valuation procedures approved by the Board.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Jacob Internet Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$47,399,957	$–	$–	$47,399,957
Money Market Funds	204,854	–	–	204,854
Collateral for Securities on Loan(a)	2,580,859	–	–	2,580,859
Total Investments	$50,185,670	$–	$–	$50,185,670

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.